Foreign Exchange Gain (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)		$ (0.3)
Foreign exchange gain	$ 4.3	61.1
CCS - Principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	49.3	32.4
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	12.8	175.3
Unrealized loss on CCS - principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(56.6)	(141.6)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ (1.2)	$ (5.0)